Revenues (Predecessor) (Details) (USD $)	9 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor	Mar. 31, 2013 Predecessor	Mar. 31, 2012 Predecessor
Revenues
Time charter revenue	$ 17,602,137	$ 8,850,543	$ 24,143,606	$ 33,399,609
Voyage charter revenue	11,210,785	6,236,525	13,581,561	142,500
Other income	820,778	296,048	936,679	1,028,933
Total	29,633,700	15,383,116	38,661,846	34,571,042
Profit-sharing revenue	$ 6,122,695	$ 2,702,635	$ 5,193,454	$ 5,966,726